RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Low Duration Bond Fund

(Class A, C, K, Y shares), dated May 1, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Floating Rate Fund

(Class A, C, K, Y shares),
dated May 1, 2014, as revised September 15, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.